Financial Instruments and Risk Management - Schedule of Risk of Increase In Inflation (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Concession financial assets related to Distribution infrastructure - IPCA	R$ 1,920	R$ 1,407
Concession Grant Fee - IPCA (Note 14)	3,031	2,950
Asset	4,951	4,357
Liabilities
Loans, financing and debentures - IPCA and IGP-DI (Note 22)	(4,522)	(4,630)
Debt with pension fund (Forluz) - IPCA (Note 24)	(90)	(251)
Deficit of pension plan (Forluz) - IPCA (Note 24)	(521)	(545)
Leasing liabilities	(433)	(354)	R$ (244)
Liability	(5,566)	(5,780)
Net assets exposed	R$ (615)	R$ (1,423)